Investments In Affiliated Companies, Partnerships And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 22,599	$ 12,604	$ 1,774
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	10,933	10,610	8,497
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(1,195)	435	(317)
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(1,546)	(837)	(3,696)
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	445	(3,918)	(6,998)
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	10,899	$ 1,549	$ 448
Realized gain on disposal of equity method investment	$ 10,300